Note 13 - Carrying Value of The Financial Instruments held at Fair Value (Detail) - EUR (€) € in Millions		Dec. 31, 2022		Dec. 31, 2021
Quoted prices in active market (Level 1)
Financial assets held at fair value:
Trading assets	[1]	€ 42,035		€ 51,020
Trading securities	[1]	41,826		50,814
Other trading assets	[1]	209		206
Positive market values from derivative financial instruments	[1]	4,937		4,354
Non-trading financial assets mandatory at fair value through profit and loss	[1]	1,605		2,764
Financial assets designated at fair value through profit or loss	[1]	0		0
Financial assets at fair value through other comprehensive income	[1]	15,892		13,375
Other financial assets at fair value	[1]	1,684		98
Total financial assets held at fair value	[1]	66,153		71,611
Financial liabilities held at fair value:
Trading liabilities	[1]	43,163		48,364
Trading securities	[1]	43,162		48,363
Other trading liabilities	[1]	2		0
Negative market values from derivative financial instruments	[1]	3,256		5,208
Financial liabilities designated at fair value through profit or loss	[1]	0		0
Investment contract liabilities	[1]	0		0
Other financial liabilities at fair value	[1]	240		5
Total financial liabilities held at fair value	[1]	46,660		53,576
Valuation technique observable parameters (Level 2)
Financial assets held at fair value:
Trading assets	[1]	42,285		42,561
Trading securities	[1]	39,133		38,108
Other trading assets		3,152	[1]	4,453
Positive market values from derivative financial instruments	[1]	285,355		286,337
Non-trading financial assets mandatory at fair value through profit and loss	[1]	82,259		81,304
Financial assets designated at fair value through profit or loss	[1]	75		91
Financial assets at fair value through other comprehensive income	[1]	13,108		13,302
Other financial assets at fair value	[1],[2]	(440)		928
Total financial assets held at fair value	[1]	422,640		424,524
Financial liabilities held at fair value:
Trading liabilities	[1]	7,419		6,272
Trading securities	[1]	6,667		5,838
Other trading liabilities	[1]	752		434
Negative market values from derivative financial instruments	[1]	270,662		272,121
Financial liabilities designated at fair value through profit or loss	[1]	51,843		56,728
Investment contract liabilities	[1]	469		562
Other financial liabilities at fair value	[1],[2]	1,687		3,025
Total financial liabilities held at fair value	[1]	332,080		338,707
Valuation technique unobservable parameters (Level 3) [Member]
Financial assets held at fair value:
Trading assets	[1]	8,547		8,815
Trading securities	[1]	3,053		3,614
Other trading assets	[1]	5,494		5,201
Positive market values from derivative financial instruments	[1]	9,564		9,042
Non-trading financial assets mandatory at fair value through profit and loss	[1]	5,790		4,896
Financial assets designated at fair value through profit or loss	[1]	94		49
Financial assets at fair value through other comprehensive income	[1]	2,676		2,302
Other financial assets at fair value	[1]	5		78
Total financial assets held at fair value	[1]	26,675		25,182
Financial liabilities held at fair value:
Trading liabilities	[1]	34		83
Trading securities	[1]	30		33
Other trading liabilities	[1]	3		49
Negative market values from derivative financial instruments	[1]	8,500		9,781
Financial liabilities designated at fair value through profit or loss	[1]	2,792		1,740
Investment contract liabilities	[1]	0		0
Other financial liabilities at fair value	[1],[3]	(511)		(179)
Total financial liabilities held at fair value	[1]	€ 10,815		€ 11,424

[1]	Amounts in this table are generally presented on a gross basis, in line with the Group’s accounting policy regarding offsetting of financial instruments, as described in Note 1 “Significant Accounting Policies and Critical Accounting Estimates”.
[2]	Predominantly relates to derivatives qualifying for hedge accounting.
[3]	Relates to derivatives which are embedded in contracts where the host contract is held at amortized cost but for which the embedded derivative is separated. The separated embedded derivatives may have a positive or a negative fair value but have been presented in this table to be consistent with the classification of the host contract. The separated embedded derivatives are held at fair value on a recurring basis and have been split between the fair value hierarchy classifications.